Share capital - Shares authorised and issued (Details) - shares		6 Months Ended
	Jun. 27, 2022	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)		121,210,648
Exercise of share-based payment awards (in shares)		1,574,108
Cancellation of deferred shares (in shares)		(324,121)
Number of shares issued, ending balance (in shares)		122,460,635
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)		120,886,527
Exercise of share-based payment awards (in shares)		1,574,108
Cancellation of deferred shares (in shares)		0
Number of shares issued, ending balance (in shares)		122,460,635
Deferred shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)		324,121
Exercise of share-based payment awards (in shares)		0
Cancellation of deferred shares (in shares)	(324,121)	(324,121)
Number of shares issued, ending balance (in shares)		0